Other Expense, Net - Schedule of Other Non-operating Income (Details) (USD $) In Millions, unless otherwise specified	4 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Jan. 31, 2013	Dec. 31, 2012
Successor [Member]
Other Income Expense [Line Items]
Exchange losses, net	$ 0	$ 81.2	$ 48.9
Management fees and expenses	0	16.6	3.1
Other	0	17.2	(3.5)
Total	0	115.0	48.5
Predecessor [Member]
Other Income Expense [Line Items]
Exchange losses, net				4.5	17.7
Management fees and expenses				0	0
Other				0.5	(1.4)
Total				$ 5.0	$ 16.3